CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Depreciation (note 6)	$ 3,971	$ 5,179
Exploration expenditures	139,659	113,254
Foreign exchange (gain) loss	(912,045)	233,397
Impairment (note 5)	642,283	76,387
Insurance	132,620	59,760
Interest income	(335,164)	(41,571)
Management and director fees (note 7)	500,289	327,432
Office and miscellaneous	139,388	80,234
Professional fees (note 7)	315,049	188,127
Regulatory and transfer agent fees	238,338	91,846
Rent and communications	192,043	160,380
Remuneration (note 7)	1,466,109	577,690
Share-based compensation (notes 7 and 8)	2,544,834	2,451,021
Shareholder and investor relations	231,312	210,718
Technical consultants	24,000	81,854
Tradeshow and travel	448,864	259,553
Net and comprehensive loss for the year	$ (5,771,550)	$ (4,875,261)
Basic and diluted comprehensive loss per common share	$ (0.08)	$ (0.10)
Weighted average number of common shares outstanding	70,910,735	49,710,685